Financial Instruments with Off-Balance Sheet Risk (Narrative) (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Financial Instruments with off-Balance Sheet Risk [Abstract]
Maximum undiscounted exposure	$ 2,300,000
Underlying collateral upon liquidation	$ 11,851,000